DEPOSITS DEPOSITS-Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Time Deposits, at or Above FDIC Insurance Limit	$ 174.8	$ 190.9